Share Capital - Summary of Changes in Warrants and Finder's Warrants (Details)	12 Months Ended
	Apr. 30, 2023 shares $ / shares	Apr. 30, 2022 shares $ / shares	Apr. 30, 2021 shares $ / shares
Disclosure Of Classes Of Share Capital [Line Items]
Balance, Number of warrants | shares		878,300
Exercised, Number of warrants | shares		(878,300)
Balance, Number of warrants | shares			878,300
Balance, Weighted average exercise price | $ / shares		$ 3.50
Exercised, Weighted average exercise price | $ / shares		$ 3.50
Balance, Weighted average exercise price | $ / shares			$ 3.50
Weighted average life remaining (years)			10 months 24 days
Finder's Warrants
Disclosure Of Classes Of Share Capital [Line Items]
Balance, Number of warrants | shares	130,111	176,888
Exercised, Number of warrants | shares	0	(46,777)
Balance, Number of warrants | shares	130,111	130,111	176,888
Balance, Weighted average exercise price | $ / shares	$ 21.59	$ 16.12
Exercised, Weighted average exercise price | $ / shares	0	3.50
Balance, Weighted average exercise price | $ / shares	$ 22.77	$ 21.59	$ 16.12
Weighted average life remaining (years)	2 years 9 months 7 days	3 years 9 months 7 days	3 years 9 months